Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 20, 2012
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2012
Credit Suisse Liquid Managed Futures Strategy Fund (Prospectus Summary) | Credit Suisse Liquid Managed Futures Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSAAX
Credit Suisse Liquid Managed Futures Strategy Fund (Prospectus Summary) | Credit Suisse Liquid Managed Futures Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSACX
Credit Suisse Liquid Managed Futures Strategy Fund (Prospectus Summary) | Credit Suisse Liquid Managed Futures Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSAIX